Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounts Receivable [Abstract]
Summary of accounts receivable
	2016	2015
Billed:
SG Block sales	$189,842	$82,200
Engineering services	120,160	14,181
Project management	4,000	14,400
Total gross receivables	314,002	110,781
Less: allowance for doubtful accounts	(34,235)	(24,746)
Total net receivables	$279,767	$86,035

	2015	2014
Billed:
SG block sales	$82,200	$172,837
Engineering services	14,181	2,000
Project management	14,400	15,842
Total gross receivables	110,781	190,679
Less: allowance for doubtful accounts	(24,746)	(24,746)
Total net receivables	$86,035	$165,933